S000019860 [Member] Investment Objectives and Goals - Columbia Variable Portfolio - Corporate Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Variable Portfolio – Select Corporate Income Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.